Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common shares issued (in shares)	940	938
Common shares outstanding (in shares)	940	938